Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
July 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.1%
	Basic Industry - Metals & Mining—1.6%
$ 150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	$ 138,060
125,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	123,750
125,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2024	121,933
	TOTAL	383,743
	Capital Goods - Aerospace & Defense—1.8%
300,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	304,459
150,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	148,345
	TOTAL	452,804
	Capital Goods - Building Materials—0.8%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	97,881
100,000	Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	96,571
	TOTAL	194,452
	Capital Goods - Construction Machinery—1.7%
150,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	131,943
150,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	150,377
150,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	132,819
	TOTAL	415,139
	Capital Goods - Diversified Manufacturing—0.9%
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	99,830
150,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	131,988
	TOTAL	231,818
	Communications - Cable & Satellite—2.0%
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Series USD, 4.500%, 2/1/2024	201,304
300,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	298,245
	TOTAL	499,549
	Communications - Media & Entertainment—3.1%
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	152,607
100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	106,039
350,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	349,986
150,000	Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	145,908
	TOTAL	754,540
	Communications - Telecom Wireless—1.2%
150,000	American Tower Corp., Sr. Unsecd. Note, 2.950%, 1/15/2025	146,584
150,000	T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	148,250
	TOTAL	294,834
	Communications - Telecom Wirelines—1.5%
250,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	233,320
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 3.200%, 3/15/2027	146,600
	TOTAL	379,920
	Consumer Cyclical - Automotive—3.4%
250,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	228,090
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	249,476
100,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	100,340
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	244,841
	TOTAL	822,747

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—2.0%
$ 125,000	AutoNation, Inc., Sr. Unsecd. Note, 3.500%, 11/15/2024	$ 122,539
250,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	252,697
125,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 6/15/2023	125,135
	TOTAL	500,371
	Consumer Non-Cyclical - Food/Beverage—5.5%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	251,510
150,000	Coca-Cola Company, Sr. Unsecd. Note, 1.750%, 9/6/2024	146,638
150,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	148,437
150,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	149,412
125,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	114,230
150,000	JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	139,854
200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	193,674
200,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	197,493
	TOTAL	1,341,248
	Consumer Non-Cyclical - Health Care—2.3%
150,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	142,361
150,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	148,939
150,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	140,623
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	143,243
	TOTAL	575,166
	Consumer Non-Cyclical - Pharmaceuticals—2.8%
200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	195,834
150,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	147,326
200,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 4.400%, 11/26/2023	201,697
150,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 9/12/2027	144,613
	TOTAL	689,470
	Consumer Non-Cyclical - Tobacco—1.6%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 1/31/2024	201,330
200,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	194,225
	TOTAL	395,555
	Energy - Independent—1.8%
200,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	199,061
255,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 7/15/2024	252,314
	TOTAL	451,375
	Energy - Integrated—0.8%
200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	207,658
	Energy - Midstream—3.7%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	297,398
200,000	MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	203,333
200,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	202,602
200,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	199,451
	TOTAL	902,784
	Energy - Refining—0.8%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	203,942
	Financial Institution - Banking—21.8%
250,000	American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	249,509
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	932,898
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	237,506
725,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	704,709
625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	564,538

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.040%, 2/4/2027	$ 898,911
750,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.164%, 10/21/2025	700,378
250,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	250,874
250,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	227,836
625,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	595,816
		TOTAL	5,362,975
		Financial Institution - Finance Companies—2.8%
250,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	231,744
200,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	189,575
250,000		NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	257,546
		TOTAL	678,865
		Financial Institution - Insurance - Health—1.8%
200,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	196,502
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 0.550%, 5/15/2024	238,857
		TOTAL	435,359
		Financial Institution - Insurance - Life—1.5%
125,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	123,589
250,000		American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	240,751
		TOTAL	364,340
		Financial Institution - Insurance - P&C—1.0%
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.950%, 5/15/2024	250,338
		Financial Institution - REIT - Apartment—0.5%
125,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	119,180
		Financial Institution - REIT - Healthcare—0.5%
125,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	124,888
		Financial Institution - REIT - Office—1.5%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.450%, 4/30/2025	247,935
125,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	122,866
		TOTAL	370,801
		Technology—9.5%
250,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 5/6/2024	252,260
200,000		Broadcom Corp., Sr. Unsecd. Note, 3.125%, 1/15/2025	196,872
250,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	227,545
200,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	197,040
150,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	151,756
250,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	249,385
250,000		Microsoft Corp., Sr. Unsecd. Note, 2.875%, 2/6/2024	250,157
200,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	183,858
150,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	145,812
250,000		Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	251,143
250,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	235,197
		TOTAL	2,341,025
		Technology Services—0.8%
200,000		Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	192,418
		Transportation - Airlines—0.6%
150,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	151,067
		Transportation - Railroads—0.6%
150,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	149,343
		Transportation - Services—1.7%
150,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	130,131

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 150,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	$ 144,644
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 9/1/2024	145,389
	TOTAL	420,164
	Utility - Electric—5.7%
250,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	228,704
200,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	196,380
200,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	200,825
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	121,333
150,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	145,091
150,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	147,189
250,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	228,834
125,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	121,581
	TOTAL	1,389,937
	Utility - Natural Gas—0.5%
125,000	ONE Gas, Inc., Sr. Unsecd. Note, 0.850%, 3/11/2023	122,889
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,444,656)	22,170,704
	INVESTMENT COMPANIES—9.3%
181,724	Bank Loan Core Fund	1,619,159
671,956	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[2]	671,620
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,421,629)	2,290,779
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $25,866,285)	24,461,483
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	139,703
	TOTAL NET ASSETS—100%	$24,601,186
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 4/30/2022	$1,702,752	$174,740	$1,877,492
Purchases at Cost	$—	$953,314	$953,314
Proceeds from Sales	$—	$(456,369)	$(456,369)
Change in Unrealized Appreciation/Depreciation	$(83,593)	$(17)	$(83,610)
Net Realized Gain/(Loss)	$—	$(48)	$(48)
Value as of 7/31/2022	$1,619,159	$671,620	$2,290,779
Shares Held as of 7/31/2022	181,724	671,956	853,680
Dividend Income	$22,339	$1,776	$24,115

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).

◾ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$22,170,704	$—	$22,170,704
Investment Companies	2,290,779	—	—	2,290,779
TOTAL SECURITIES	$2,290,779	$22,170,704	$—	$24,461,483

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust